CONSOLIDATED STATEMENTS OF CONVERTIBLE REDEEMABLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (DEFICIT) (Parenthetical) $ in Thousands	12 Months Ended
Jan. 31, 2016 USD ($)
Common Stock
Issuance costs	$ 2,500